Segmental analysis	12 Months Ended
Mar. 31, 2018
Segment analysis
Segment analysis

 2. Segmental analysis

The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has a single group of related services and products, being the supply of communications services and products. Revenue is attributed to a country or region based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

Segment information is provided on the basis of geographic areas, being the basis on which the Group manages its worldwide interests, with each country in which the Group operates treated as an operating segment. The aggregation of operating segments into the Europe and AMAP regions reflects, in the opinion of management, the similar economic characteristics within each of those regions as well the similar products and services offered and supplied, classes of customers and the regulatory environment. In the case of the Europe region this largely reflects membership of the European Union, while for the AMAP region this largely includes emerging and developing economies that are in the process of rapid growth and industrialisation.

Certain financial information is provided separately within the Europe region for Germany, Italy, the UK and Spain, and within the AMAP region for India and Vodacom, as these operating segments are individually material for the Group. The segmental revenue and profit of India are included in discontinued operations for all years reported and segmental assets and cash flows are included in assets and liabilities held for sale at 31 March 2018 and 31 March 2017. See note 7 “Discontinued operations and assets and liabilities held for resale” for details.

Accounting policies

Revenue

Revenue is recognised to the extent the Group has delivered goods or rendered services under an agreement, the amount of revenue can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Group. Revenue is measured at the fair value of the consideration receivable, exclusive of sales taxes and discounts.

The Group principally obtains revenue from providing mobile and fixed telecommunication services including: access charges, voice and video calls, messaging, interconnect fees, fixed and mobile broadband and related services such as providing televisual and music content, connection fees and equipment sales. Products and services may be sold separately or in bundled packages.

Revenue for access charges, voice and video calls, messaging and fixed and mobile broadband provided to contract customers is recognised as services are performed, with unbilled revenue resulting from services already provided accrued at the end of each period and unearned revenue from services to be provided in future periods deferred. Revenue from the sale of prepaid credit is deferred until such time as the customer uses the airtime, or the credit expires.

Revenue from interconnect fees is recognised at the time the services are performed.

Revenue for the provision of televisual and music content is recognised when or as the Group performs the related service and, depending on the nature of the service, is recognised either at the gross amount billed to the customer or the amount receivable by the Group as commission for facilitating the service.

Customer connection revenue is recognised together with the related equipment revenue to the extent that the aggregate equipment and connection revenue does not exceed the fair value of the equipment delivered to the customer. Any customer connection revenue not recognised, together with any related excess equipment revenue, is deferred and recognised over the period in which services are expected to be provided to the customer.

Revenue for device sales is recognised when the device is delivered to the end customer and the significant risks and rewards of ownership have transferred. For device sales made to intermediaries, revenue is recognised if the significant risks associated with the device are transferred to the intermediary and the intermediary has no general right to return the device to receive a refund. If the significant risks are not transferred, revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

In revenue arrangements including more than one deliverable, the arrangements are divided into separate units of accounting. Deliverables are considered separate units of accounting if the following two conditions are met: (i) the deliverable has value to the customer on a stand-alone basis and (ii) there is evidence of the fair value of the item. The arrangement consideration is allocated to each separate unit of accounting based on its relative fair value. The Group generally determines the fair value of individual elements based on prices at which the deliverable is regularly sold on a stand-alone basis after considering any appropriate volume discounts. Revenue allocated to deliverables is restricted to the amount that is receivable without the delivery of additional goods or services. This restriction typically applies to revenue recognised for devices provided to customers, including handsets.

Commissions

Intermediaries are given cash incentives by the Group to connect new customers and upgrade existing customers.

For intermediaries who do not purchase products and services from the Group, such cash incentives are accounted for as an expense. Such cash incentives to other intermediaries are also accounted for as an expense if:

– the Group receives an identifiable benefit in exchange for the cash incentive that is separable from sales transactions to that intermediary; and
– the Group can reliably estimate the fair value of that benefit.

Cash incentives that do not meet these criteria are recognised as a reduction of the related revenue.

Segmental revenue and profit

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
31 March 2018
Germany	10,847	(29)	10,818	(18)	10,800	4,010
Italy	6,204	(30)	6,174	(3)	6,171	2,329
UK	7,078	(21)	7,057	(7)	7,050	1,762
Spain	4,978	(35)	4,943	(2)	4,941	1,420
Other Europe	4,941	(45)	4,896	(10)	4,886	1,515
Europe	34,048	(160)	33,888	(40)	33,848	11,036
Vodacom	5,692	—	5,692	(7)	5,685	2,203
Other AMAP	5,770	—	5,770	(25)	5,745	1,554
AMAP	11,462	—	11,462	(32)	11,430	3,757
Common Functions	1,408	—	1,408	(115)	1,293	(56)
Group	46,918	(160)	46,758	(187)	46,571	14,737
31 March 2017
Germany	10,600	(32)	10,568	(21)	10,547	3,617
Italy	6,101	(30)	6,071	(1)	6,070	2,229
UK	6,925	(23)	6,902	(6)	6,896	1,212
Spain	4,973	(37)	4,936	(1)	4,935	1,360
Other Europe	6,128	(55)	6,073	(5)	6,068	1,865
Europe	34,727	(177)	34,550	(34)	34,516	10,283
Vodacom	5,294	—	5,294	—	5,294	2,063
Other AMAP	6,479	—	6,479	(14)	6,465	1,791
AMAP	11,773	—	11,773	(14)	11,759	3,854
Common Functions	1,390	—	1,390	(34)	1,356	12
Group	47,890	(177)	47,713	(82)	47,631	14,149
31 March 2016
Germany	10,626	(36)	10,590	(9)	10,581	3,462
Italy	6,008	(22)	5,986	(1)	5,985	2,015
UK	8,428	(18)	8,410	(9)	8,401	1,756
Spain	4,959	(27)	4,932	(2)	4,930	1,250
Other Europe	6,599	(55)	6,544	(4)	6,540	2,002
Europe	36,620	(158)	36,462	(25)	36,437	10,485
Vodacom	5,325	—	5,325	—	5,325	2,028
Other AMAP	6,566	—	6,566	(20)	6,546	1,678
AMAP	11,891	—	11,891	(20)	11,871	3,706
Common Functions	1,567	—	1,567	(65)	1,502	(36)
Group	50,078	(158)	49,920	(110)	49,810	14,155

Total revenue recorded in respect of the sale of goods for the year ended 31 March 2018 was €4,718 million (2017: €4,029 million, 2016: €4,472 million).

The Group’s measure of segment profit, adjusted EBITDA, excludes depreciation, amortisation, impairment loss, restructuring costs, loss on disposal of fixed assets, the Group’s share of results in associates and joint ventures and other income and expense. A reconciliation of adjusted EBITDA to operating profit is shown overleaf. For a reconciliation of operating profit to profit for the financial year, see the Consolidated income statement on page 102.

	2018	2017	2016
	€m	€m	€m
Adjusted EBITDA	14,737	14,149	14,155
Depreciation, amortisation and loss on disposal of fixed assets	(9,910)	(10,179)	(10,386)
Share of adjusted results in equity accounted associates and joint ventures[1]	389	164	60
Adjusted operating profit	5,216	4,134	3,829
Impairment losses	—	—	(569)
Restructuring costs	(156)	(415)	(316)
Amortisation of acquired customer based and brand intangible assets	(974)	(1,046)	(1,338)
Other income/(expense)	213	1,052	(286)
Operating profit	4,299	3,725	1,320

Note:

1	Excludes amortisation of acquired customer bases and brand intangible assets of €0.4 billion (2017: €0.1 billion, 2016: €nil).

Segmental assets and cash flow

			Other	Depreciation
	Non-current	Capital	expenditure on	and		Operating
	assets[1]	expenditure[2]	intangible assets	amortisation	Impairment loss	free cash flow[3]
	€m	€m	€m	€m	€m	€m
31 March 2018
Germany	25,444	1,673	24	3,095	—	2,147
Italy	9,232	797	629	1,479	—	1,607
UK	7,465	889	—	1,600	—	408
Spain	10,576	863	—	1,371	—	628
Other Europe	7,441	710	93	1,092	—	788
Europe	60,158	4,932	746	8,637	—	5,578
Vodacom	5,841	763	1	776	—	1,453
Other AMAP	3,607	729	—	923	—	725
AMAP	9,448	1,492	1	1,699	—	2,178
Common Functions	1,976	897	—	73	—	(755)
Group	71,582	7,321	747	10,409	—	7,001
31 March 2017
Germany	26,694	1,671	—	3,320	—	1,749
Italy	9,157	793	2	1,603	—	1,161
UK	8,210	950	—	1,768	—	57
Spain	11,035	746	—	1,378	—	344
Other Europe	7,574	878	38	1,088	—	619
Europe	62,670	5,038	40	9,157	—	3,930
Vodacom	6,039	736	2	738	—	1,347
Other AMAP	5,778	795	317	1,153	—	947
AMAP	11,817	1,531	319	1,891	—	2,294
Common Functions	1,937	915	—	38	—	(597)
Group	76,424	7,484	359	11,086	—	5,627
31 March 2016
Germany	28,210	2,362	2,081	3,330	—	866
Italy	9,799	1,516	232	1,668	—	496
UK	9,496	1,210	141	1,902	—	334
Spain	11,569	1,178	491	1,446	—	(149)
Other Europe	7,568	1,372	8	1,371	(569)	546
Europe	66,642	7,638	2,953	9,717	(569)	2,093
India	13,474	1,102	3,751	—	—	—
Vodacom	5,290	847	23	725	—	1,071
Other AMAP	6,806	1,173	814	1,170	—	503
AMAP	25,570	3,122	4,588	1,895	—	1,574
Common Functions	1,867	901	—	85	—	(459)
Group	94,079	11,661	7,541	11,697	(569)	3,208

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment and computer software, reported within intangibles. Excludes licences and spectrum additions.
3	The Group’s measure of segment cash flow is reconciled to the closest equivalent GAAP measure cash generated by operations, on pages 207 and 208.